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                                                      --------------------------
                            UNITED STATES                    OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION   --------------------------
                       Washington, D.C. 20549         OMB Number: 3235-0006
                                                      Expires: February 28, 1997
                              FORM 13F                Estimated average burden
                                                      Hours per response...24.60
                                                      --------------------------
                                                      --------------------------
                                                             SEC USE ONLY
                                                      --------------------------
                                                      --------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Lawrence T. Perera
Name of Institutional Investment Manager

Hemenway & Barnes, LLP       60 State Street      Boston         MA        02109
   Business Address              (Street)         (City)      (State)      (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2009.

                                     Lawrence T. Perera
                                     (Name of Institutional Investment Manager)

                                      /s/ Lawrence T. Perera
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                      13F File No.:
----------------------------------------   -------------------------------------
1.  Brian C. Broderick (12)*               28-11136
2.  John M. Cornish                        28-5362
3.  Fiduciary Trust Company                28-471
4.  Marion Fremont-Smith                   28-2724
5.  Stephen W. Kidder (35)*                28-11134
6.  Michael J. Puzo (25)*                  28-06165
7.  Kurt F. Somerville (32)*               28-10379
8.  Welch & Forbes, Inc.                   28-262
9.
10.

*    Refers to manager number on attached detail in Item 7.

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
AS OF DECEMBER 31, 2008                      FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
ABB LTD                SPONSORED      000375204      182372    12150           XX                 5850
                       ADR                                                     XX      35         2000
                                                                               XX   12,32         4300
ABBOTT LABS            COMMON STOCK   002824100      266850     5000           XX                 4600
                                                                               XX   12,32          400
APTARGROUP INC         COMMON STOCK   038336103      714315    20270           XX                12870
                                                                               XX      35         3400
                                                                               XX   12,32         4000
AUTOMATIC DATA         COMMON STOCK   053015103      239974     6100           XX                 5100
PROCESSING                                                                     XX      35         1000
CANADIAN NATIONAL      COMMON STOCK   136375102      746779    20315           XX                13015
RAILWAY CO                                                                     XX      35         3600
                                                                               XX   12,32         3700
CHEVRON CORP           COMMON STOCK   166764100      375102     5071           XX                 2795
                                                                               XX      35         2276
CISCO SYS INC          COMMON STOCK   17275R102      243636    14947           XX                 6847
                                                                               XX   12,32         8100
E M C CORP             COMMON STOCK   268648102      253374    24200           XX                13600
                                                                               XX      35         4000
                                                                               XX   12,32         6600
EMERSON ELECTRIC CO    COMMON STOCK   291011104      738607    20175           XX                14175
                                                                               XX      35         2600
                                                                               XX   12,32         3400
ENCANA CORP            COMMON STOCK   292505104     1068064    22979           XX                14729
                                                                               XX      35         3700
                                                                               XX   12,32         4550
EXXON MOBIL CORP       COMMON STOCK   30231G102     1733429    21714           XX                16864
                                                                               XX      35         3500
                                                                               XX   12,32         1350
GENERAL ELECTRIC CO    COMMON STOCK   369604103      793914    49007           XX                38307

                                        1

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
AS OF DECEMBER 31, 2008                      FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
                                                                               XX      35         4500
                                                                               XX   12,32         6200
GILEAD SCIENCES        COMMON STOCK   375558103      327296     6400           XX   12,32         6400
GROUPE DANONE          SPONSORED      399449107      136846    11400           XX                 5000
                       ADR                                                     XX      35         4000
                                                                               XX   12,32         2400
INTEL CORPORATION      COMMON STOCK   458140100      700367    47774           XX                34474
                                                                               XX      35         4400
                                                                               XX   12,32         8900
INTL BUSINESS MACHINES COMMON STOCK   459200101      243138     2889           XX                 1839
                                                                               XX   12,32         1050
ISHARES TRUST          INDEX FUND ETF 464287465     1203145    26820           XX                26820
MSCI EAFE
JOHNSON & JOHNSON      COMMON STOCK   478160104     1292209    21598           XX                17490
                                                                               XX      35         1900
                                                                               XX   12,32         2208
MERCK & CO INC         COMMON STOCK   589331107      377204    12408           XX                10708
                                                                               XX      35         1000
                                                                               XX   12,32          700
MICROSOFT CORP         COMMON STOCK   594918104      326514    16796           XX                12596
                                                                               XX   12,32         4200
NOKIA CORP ADR A       COMMON STOCK   654902204      236730    15175           XX                 9375
                                                                               XX      35         2300
                                                                               XX   12,32         3500
NOVARTIS AG ADR        COMMON STOCK   66987V109      466998     9385           XX                 4885
                                                                               XX      35         2000
                                                                               XX   12,32         2500

                                        2

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
AS OF DECEMBER 31, 2008                      FORM 13F                SEC FILE # LAWRENCE T. PERERA\28-06167

ITEM 1:                    ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
                                                                       INVESTMENT
                                                                       DISCRETION          VOTING AUTHORITY
                                                            SHARES OR -----------          ----------------
                                        CUSIP   FAIR MARKET PRINCIPAL                       (A)   (B)   (C)
NAME OF ISSUER         TITLE OF CLASS   NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------         -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
PEPSICO INC            COMMON STOCK   713448108      591517    10800           XX                 9400
                                                                               XX      35         1000
                                                                               XX   12,32          400
PRICE T ROWE GROUP     COMMON STOCK   74144T108     8647360   244000           XX               244000
PROCTER & GAMBLE CO    COMMON STOCK   742718109      599901     9704           XX                 7704
                                                                               XX      35         2000
SIMS METAL             SPONSORED      829160100      226665    18250           XX                10350
MANAGEMENT LTD         ADR                                                     XX      35         3000
                                                                               XX   12,32         4900
J M SMUCKER CO NEW     COMMON STOCK   832696405      225429     5199           XX                 4199
                                                                               XX   12,32         1000
STATE STREET CORP      COMMON STOCK   857477103      464212    11803           XX                 9434
                                                                               XX      35         1200
                                                                               XX   12,32         1169
3 M COMPANY            COMMON STOCK   88579Y101      853376    14831           XX                11331
                                                                               XX      35         1500
                                                                               XX   12,32         2000
UNITED TECHNOLOGIES    COMMON STOCK   913017109      309111     5767           XX                 5767
VANGUARD EMERGING      INDEX FUND ETF 922042858      384427    16310           XX                16310
MARKETS STOCK
WYETH                  COMMON STOCK   983024100      305557     8146           XX                 6646
                                                                               XX      35         1500
AGGREGATE TOTAL                                  25,274,418

                                        3

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